UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     April 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $142,110 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     2176    19900 SH       DEFINED 01              19900        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     7649   212400 SH       DEFINED 01             212400        0        0
CHINA SUNERGY CO LTD           NOTE 4.750% 6/1  16942XAB0     3480  4000000 PRN      DEFINED 01            4000000        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     4538  5000000 PRN      DEFINED 01            5000000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     1530  3000000 PRN      DEFINED 01            3000000        0        0
COMPUCREDIT HLDGS CORP         COM              20478T107      194    29710 SH       DEFINED 01              29710        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    16968 17000000 PRN      DEFINED 01           17000000        0        0
EASTMAN KODAK CO               NOTE 7.000% 4/0  277461BJ7    17816 20000000 PRN      DEFINED 01           20000000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    14373   725000 SH       DEFINED 01             725000        0        0
GENERAL MTRS CO                COM              37045V100      245   700000 SH  CALL DEFINED 01             700000        0        0
GENERAL MTRS CO                COM              37045V100      150  1000000 SH  PUT  DEFINED 01            1000000        0        0
GOLDCORP INC NEW               COM              380956409     6175   124000 SH       DEFINED 01             124000        0        0
HOLOGIC INC                    COM              436440101     3881   174800 SH       DEFINED 01             174800        0        0
INTEL CORP                     COM              458140100    12457   617300 SH       DEFINED 01             617300        0        0
ISHARES INC                    MSCI JAPAN       464286848      210   500000 SH  CALL DEFINED 01             500000        0        0
LAS VEGAS SANDS CORP           COM              517834107     4494   106450 SH       DEFINED 01             106450        0        0
MGM RESORTS INTERNATIONAL      COM              552953101     3759   285800 SH       DEFINED 01             285800        0        0
MICROSOFT CORP                 COM              594918104     7741   304900 SH       DEFINED 01             304900        0        0
MOLSON COORS BREWING CO        CL B             60871R209     3690    78700 SH       DEFINED 01              78700        0        0
NORTHROP GRUMMAN CORP          COM              666807102    12542   200000 SH       DEFINED 01             200000        0        0
OMNICOM GROUP INC              COM              681919106     2831    57700 SH       DEFINED 01              57700        0        0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303     4016   336650 SH       DEFINED 01             336650        0        0
RED ROBIN GOURMET BURGERS IN   COM              75689M101     5379   200000 SH       DEFINED 01             200000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     3319  4000000 PRN      DEFINED 01            4000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       74   200000 SH  PUT  DEFINED 01             200000        0        0
SYMANTEC CORP                  COM              871503108     2423   130700 SH       DEFINED 01             130700        0        0